NUMEREX CORP (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisition, Considerations [Table Text Block]	Total consideration for the acquisition is as follows:

Issuance of common shares	$77,346
Debt extinguishment	20,155
$97,501
Total consideration for the acquisition is as follows:

Cash	$7,752
Contingent consideration	1,375
$9,127

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the final values assigned to the assets acquired and liabilities assumed at the acquisition date:

Cash	$1,430
Deferred income tax asset	1,049
Property and equipment	7,244
Identifiable intangible assets	45,890
Goodwill	51,658
Other working capital	(8,623)
Long-term obligations	(1,147)
Fair value of net assets acquired	$97,501

The following table summarizes the final values assigned to the assets acquired at the acquisition date:

Assets acquired
Inventory	$604
Property and equipment	175
Identifiable intangible assets	1,160
Goodwill	1,206
Fair value of net assets acquired	$3,145

The following table summarizes the values assigned to the assets acquired and liabilities assumed at the acquisition date:

Assets acquired
Cash	$3,563
Accounts receivable	237
Other assets	111
Identifiable intangible assets	2,540
Goodwill	920
$7,371
Liabilities assumed
Accounts payable and accrued liabilities	$392
Deferred income taxes	534
Fair value of net assets acquired	$6,445
The following table summarizes the values assigned to the assets acquired and liabilities assumed at the acquisition date:

Assets acquired
Cash	$1,852
Accounts receivable	1,754
Inventory	2,375
Other assets	124
Identifiable intangible assets	3,926
Goodwill	1,782
$11,813
Liabilities assumed
Accounts payable and accrued liabilities	$1,458
Deferred income taxes	1,228
Fair value of net assets acquired	$9,127

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	Amount
Customer relationships	9 years	$26,390
Existing technology	3 years	10,220
Brand	13 years	9,280
		$45,890

The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	Amount
Customer Relationships	5 years	$640
Existing Technology	3 years	410
Backlog	11 months	110
		$1,160

The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	Amount
Customer relationships	3.5 years	$2,090
Existing technology	4 years	450
		$2,540
The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	Amount
Customer relationships	5 years	$2,640
Existing technology	4 years	973
In-process research and development		313
		$3,926

Business Acquisition, Pro Forma Information [Table Text Block]
The following table presents the unaudited pro forma results for the year ended December 31, 2017 and 2016. The pro forma financial information combines the results of operations of Sierra Wireless, Inc. and Numerex as though the businesses had been combined as of the beginning of fiscal 2016. The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal 2016. The unaudited pro forma financial information presented includes amortization charges for acquired tangible and intangible assets, and related tax effects.

	Year ended December 31,
	2017	2016
Pro forma information
Revenue	$747,719	$686,252
Loss from operations	(8,973)	(5,205)
Net loss	(3,577)	(7,334)

Basic and diluted loss per share (in dollars)	$(0.10)	$(0.21)